Share-based payments - Details grants Materialise cash settled (Details)	12 Months Ended
	Dec. 31, 2023 Y € / shares	Dec. 31, 2022 Y € / shares	Dec. 31, 2021 Y € / shares	Dec. 31, 2014 Y € / shares
Share-based payment plans
Return dividend	0.00%			0.00%
Expected volatility				50.00%
Risk-free interest rate				2.29%
Expected life | Y				5.5
Exercise price (in EUR)				€ 553.9
Fair value SAR				€ 262.7
Materialise cash settled share based payment plan
Share-based payment plans
Return dividend	0.00%	0.00%	0.00%
Expected volatility	46.00%	60.00%	80.00%
Risk-free interest rate	2.68%	3.20%	0.18%
Expected life | Y	0.25	0.25	0.25
Exercise price (in EUR)	€ 8.81	€ 8.81	€ 8.81
Stock price (in EUR)	5.95	8.25	21.05
Fair value SAR	€ 0.03	€ 0.78	€ 12.26